Investments accounted for using the equity method	12 Months Ended
Dec. 31, 2019
Interests In Other Entities [Abstract]
Investments accounted for using the equity method
he following table summarizes Investments accounted for using the equity method:

	At December 31,
	2019	2018
	(€ million)
Joint ventures	€1,871	€1,866
Associates	94	96
Other	44	40
Total Investments accounted for using the equity method	€2,009	€2,002

FCA's ownership percentages and the carrying value of investments in joint ventures accounted for under the equity method were as follows:

	Ownership percentage		Investment balance
	At December 31,		At December 31,
	2019	2018	2019	2018
Joint ventures	Ownership percentage		(€ million)
FCA Bank S.p.A.	50.0%	50.0%	€1,501	€1,360
Tofas-Turk Otomobil Fabrikasi A.S.	37.9%	37.9%	240	233
GAC Fiat Chrysler Automobiles Co.	50.0%	50.0%	107	216
Others			23	57
Total			€1,871	€1,866

FCA Bank is a joint venture with Crédit Agricole Consumer Finance S.A. (“CACF”) which operates in Europe, primarily in Italy, France, Germany, UK and Spain. FCA Bank provides retail and dealer financing and long-term rental services in the automotive sector, directly or through its subsidiaries as a partner of the Group's mass-market vehicle brands and for Maserati vehicles. On July 19, 2019, FCA and Crédit Agricole Consumer Finance agreed to extend the term until December 31, 2024. The agreement will be automatically renewed unless notice of non-renewal is provided no later than three years before end of the term. A notice of non-renewal would trigger certain put and call rights.
The financial statements of FCA Bank as at and for the year ended December 31, 2019 have not been authorized for issuance as of the date of issuance of the FCA Consolidated Financial Statements. As such, the most recent publicly available financial information is included in the tables below.
The most recently available information was used to estimate FCA's share of FCA Bank net income and net equity. Any difference between this data and actual results will be adjusted in the 2020 FCA Consolidated Financial Statements when available.
The following tables include summarized financial information relating to FCA Bank:

	At June 30, 2019	At December 31, 2018

	(€ million)
Financial assets	€26,995	€26,180
Of which: Cash and cash equivalents	767	363
Other assets	4,889	4,356
Financial liabilities	27,133	26,265
Other liabilities	1,643	1,393
Equity (100%)	3,108	2,878
Net assets attributable to owners of the parent	3,058	2,829

Carrying amount of interest in FCA Bank
Group's share of net assets	1,529	1,415
Elimination of unrealized profits and other adjustments	(28)	(55)
Carrying amount of interest in FCA Bank(1)	€1,501	€1,360
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(1) Amounts as at December 31, 2019 and 2018 respectively.

	Six months ended June 30	Years ended December 31,
	2019	2018	2017
	(€ million)
Interest and similar income	€466	€903	€855
Interest and similar expenses	(117)	(242)	(266)
Income tax expense	(75)	(159)	(139)
Profit from continuing operations	238	388	383
Net profit	238	388	383

Net profit attributable to owners of the parent (A)	236	383	378
Other comprehensive income/(loss) attributable to owners of the parent (B)	(8)	(5)	(8)
Total Comprehensive income attributable to owners of the parent (A+B)	€228	€378	€370
Group’s share of net profit(1)	€229	€192	€189

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(1) Amounts for the years ended December 31, 2019, 2018 and 2017 respectively
Tofas-Turk Otomobil Fabrikasi A.S. (“Tofas”), is a joint venture with Koç Holding which is registered with the Turkish Capital Market Board and listed on the İstanbul Stock Exchange. At December 31, 2019, the fair value of the Group’s interest in Tofas was €764 million (€531 million at December 31, 2018).
GAC Fiat Chrysler Automobiles Co. (“GAC FCA JV”) is a joint venture with Guangzhou Automobile Group Co., Ltd., which locally produces Jeep vehicles for the Chinese market.
The Group's proportionate share of the earnings of our joint ventures, associates and interests in unconsolidated subsidiaries accounted for using the equity method is included within Result from investments in the Consolidated Income Statement. The following table summarizes the share of profits of equity method investees included within Result from investments:

	Years ended December 31,
	2019	2018	2017
	(€ million)
Joint Ventures	€200	€221	€381
Associates	(2)	6	9
Other	10	13	10
Total Share of the profit of equity method investees	€208	€240	€400

Immaterial Joint Ventures and Associates
The aggregate amounts recognized for the Group’s share in all individually immaterial joint ventures and associates accounted for using the equity method were as follows:

	Years ended December 31,
	2019	2018	2017
	(€ million)
Joint ventures:
(Loss)/profit from continuing operations	€(28)	€27	€192
Net (loss)/profit	(28)	27	192
Other comprehensive loss	(19)	(91)	(105)
Total Other comprehensive (loss)/income	€(47)	€(64)	€87

Associates:
(Loss)/income from continuing operations	€(2)	€6	€9
Net (loss)/income	(2)	6	9
Other comprehensive loss	—	(3)	(3)
Total Other comprehensive (loss)/income	€(2)	€3	€6